SECURITIZATIONS AND VARIABLE INTEREST ENTITIES - Credit Card Securitizations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Ownership interests in principal amount of trust credit card receivables
Sold to investors via trust-issued securities	$ 29,700,000,000	$ 37,000,000,000
Retained by Citigroup as trust-issued securities	9,400,000,000	10,100,000,000
Retained by Citigroup via non-certificated interests	16,500,000,000	14,200,000,000
Total ownership interests in principal amount of trust credit card receivables	55,600,000,000	61,300,000,000
Credit card securitizations
Securitized credit card receivables
Gains (losses) recognized on the securitization	0
Cash Flows Between Transferor and Transferee
Proceeds from new securitizations(1)	0	12,600,000,000	$ 11,700,000,000
Pay down of maturing notes	$ (7,400,000,000)	$ (7,800,000,000)	$ (2,200,000,000)